Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Discount on convertible debt current		$ 387,965
Discount on convertible debt noncurrent		$ 594,599
Preferred stock, par value		$ 0.01	$ 0.01
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		42,918,927	42,918,927
Common stock, shares outstanding		42,918,927	42,918,927
Successor
Discount on convertible debt current
Discount on convertible debt noncurrent	$ 782,653
Preferred stock, par value	$ 1.00
Preferred stock, shares authorized	5,405,000
Preferred stock, shares issued	5,405,010
Preferred stock, shares outstanding	5,405,010
Common stock, par value	$ 0.01
Common stock, shares authorized	300,000,000
Common stock, shares issued	491,357
Common stock, shares outstanding	491,357
Predecessor
Discount on convertible debt current		$ 387,965
Preferred stock, par value		$ 0.01
Preferred stock, shares authorized		5,000,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Common stock, par value		$ 0.01
Common stock, shares authorized		300,000,000
Common stock, shares issued		42,918,927
Common stock, shares outstanding		42,918,927